Income tax credit - Taxation in the consolidated statements of profit or loss represents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax
Origination and reversal of temporary differences	$ (466)	$ (316)	$ (280)
Tax credit	(7,874)	(269)	(245)
Hong Kong
Current tax expense
Overprovisions related to prior years	(7,321)	(23)	0
Deferred tax
Tax credit			0
Overseas
Current tax expense
Overprovisions related to prior years	$ (87)	$ 70	$ 35